UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-2168


                            ACTIVA MUTUAL FUND TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         2905 Lucerne Dr. SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Allan D. Engel, President, Secretary, and Treasurer Activa Mutual Fund
                          2905 Lucerne Dr SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (616) 787-6288

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 09/30/06
                          --------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Activa Schedule of Investments
Intermediate Bond Fund - 9/30/06 (Unaudited)

                                                                               % of  Shares or
Security Description                                                    Investments  Par Value           Value
--------------------                                                    -----------  ---------           -----
MONEY MARKET FUNDS - TAXABLE - 2.6%                                         2.6%
CUSTODIAN CASH SWEEP
     NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                                 2,343,050      $2,343,050
                                                                                                  -------------

U.S. TREASURY NOTES                                                         0.3%
     U.S. TREASURY NOTES, 4.25%, 08/15/13                                              250,000         244,805
                                                                                                  -------------

U.S. TREASURY BONDS                                                         7.5%
     U.S. TREASURY BONDS, 6.25%, 8/15/23                                             3,733,000       4,335,245
     U.S. TREASURY INFLATION INDEX BOND (TIP), 3.875%, 4/15/29                         456,000         728,464
     U.S. TREASURY INFLATION INDEX BOND (TIP), 3.875%, 1/15/09                         690,000         879,733
     U.S. TREASURY INFLATION INDEX BOND (TIP), 2.00%, 1/15/14                          815,000         879,431
                                                                                                  -------------
                                                                                                     6,822,873
                                                                                                  -------------

U.S. TREASURY STRIPS - PRINCIPAL ONLY                                       2.9%
     STRIP PRINC, 5/15/18                                                              791,000         456,360
     STRIP PRINC, 11/15/13                                                           1,780,000       1,286,762
     STRIP PRINC, 8/15/25                                                            2,325,000         930,930
                                                                                                  -------------
                                                                                                     2,674,052
                                                                                                  -------------

FEDERAL HOME LOAN MORTGAGE                                                 17.5%
     FREDDIE MAC GOLD, 5.50%, 12/1/32                                                  433,362         429,012
     FREDDIE MAC, 5.00%, 12/01/35                                                    1,062,787       1,023,043
     FREDDIE MAC, 4.50%, 04/01/35                                                      681,390         638,371
     FEDERAL GOVT. LOAN MGMT. CORP., 5.50%, 2/01/36                                    833,414         822,567
     FEDERAL GOVT. LOAN MORTG. CORP. PL G18010, 5.5%, 9/01/19                          675,906         676,590
     FREDDIE MAC, 8.00%, 3/1/30                                                        197,933         208,162
     FEDERAL GOVT. LOAN MORTG. CORP. PL B19064, 4.5%, 4/01/20                        1,456,979       1,404,542
     FREDDIE MAC, 5.00%, 07/01/34                                                    1,310,456       1,263,220
     FREDDIE MAC, 5.50%, 05/01/35                                                    2,230,469       2,201,440
     FEDERAL GOVT. LOAN MORTG. CORP., 5.00%, 09/01/35                                1,712,608       1,648,563
     FEDERAL HOME LOAN MORTG. CORP., 5.00%, 7/15/14                                  1,675,000       1,680,997
     FREDDIE MAC, 5.50%, 5/15/28                                                     1,516,000       1,528,044
     FREDDIE MAC, 5.00%, 4/15/18                                                     1,137,000       1,119,529
     FREDDIE MAC, 4.50%,  4/15/26                                                    1,262,000       1,244,889
                                                                                                  -------------
                                                                                                    15,888,969
                                                                                                  -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                      23.5%
     FANNIE MAE CL, 4.50%, 12/3/33                                                     950,000         887,656
     FANNIE MAE, 6.5%, 9/1/29                                                           88,849          91,066
     FNMA PL 255630, 5.00%, 3/1/35                                                   1,508,637       1,452,426
     FANNIE MAE, 4.50%, 9/1/18                                                       1,307,933       1,266,233
     FANNIE MAE, 5.00%, 12/1/33                                                        962,852         928,768
     FANNIE MAE, 6.0%, 1/1/29                                                          148,224         149,792
     FANNIE MAE, 6.50%, 3/1/29                                                          72,075          73,869
     FANNIE MAE, 6.50%, 3/1/29                                                         169,712         173,936
     FANNIE MAE, 6.50%, 7/1/32                                                         908,930         929,270
     FANNIE MAE, 6.50%, 4/1/18                                                         619,564         633,599
     FANNIE MAE, 6.50%, 5/1/32                                                         396,716         405,594
     FANNIE MAE, 5.5%, 2/1/33                                                          403,479         398,755
     FANNIE MAE, 5.50%, 4/1/33                                                         308,613         305,000
     FANNIE MAE, 4.50%, 8/1/19                                                       1,271,035       1,228,454
     FANNIE MAE, 4.50%, 9/1/34                                                         780,959         731,497
     FANNIE MAE, 5.00%, 8/1/33                                                         329,064         317,415
     FANNIE MAE, 7.00%, 3/1/35                                                         286,654         294,952
     FANNIE MAE, 5.00%, 6/01/34                                                        332,828         320,577
     FANNIE MAE, 5.00%, 8/01/19                                                        764,109         752,126
     FANNIE MAE, 6.00%, 10/1/34                                                      1,841,548       1,853,442
     FANNIE MAE PL 807595, 4.50%, 12/01/34                                             586,047         548,930
     FNCL, 4.50%, 9/01/35                                                            1,248,212       1,166,446
     FNCL, 6.00%, 1/01/36                                                            2,549,145       2,561,700
     FNCL, 5.00%, 11/01/35                                                             896,395         861,766
     FNCL, 5.50%, 1/01/36                                                            1,655,533       1,631,611
     FANNIE MAE, 5.50%, 2/01/36                                                      1,412,073       1,392,305
                                                                                                  -------------
                                                                                                    21,357,185
                                                                                                  -------------

                                                                               % of  Shares or
Security Description                                                    Investments  Par Value           Value
--------------------                                                    -----------  ---------           -----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                    2.5%
     GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.0%, 11/15/31                               118,760         122,699
     GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.0%, 12/15/28                                58,704          60,650
     GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.0%, 9/15/29                                 10,901          11,265
     GOVERNMENT NATIONAL SINGLE FAMILY, 7.0%, 12/15/29                                 214,015         221,140
     GOVERNMENT NATIONAL MORTGAGE ASSOC., 4.50%, 4/15/18                               788,661         765,843
     GOVERNMENT NATIONAL SINGLE FAMILY, 7.0%, 9/15/34                                  149,466         154,384
     GOVERNMENT NATIONAL MORTGAGE ASSOC., 3.407%, 7/16/21                              989,881         958,449
                                                                                                  -------------
                                                                                                     2,294,430
                                                                                                  -------------

CORPORATE BONDS - 33.8%
AUTOMOTIVE                                                                  0.5%
     DAIMLERCHRYSLER, 5.75%, 9/08/11                                                   440,000         438,394
                                                                                                  -------------

BANKING                                                                     2.3%
     CHASE CAPITAL I, 7.67%, 12/01/26                                                  520,000         541,177
     NB CAPITAL TRUST IV, 8.25%, 4/15/27                                               837,000         878,218
     NATIONAL WESTMINSTER BANK, 7.375%, 10/1/09                                        633,000         674,462
                                                                                                  -------------
                                                                                                     2,093,857
                                                                                                  -------------

BANKING AND FINANCIAL SERVICES                                              7.1%
     AMERICAN GENERAL FINANCE, 4.50%, 11/15/07                                         907,000         900,119
     CITIGROUP, INC., 5.80%, 7/28/11                                                   500,000         509,347
     GOLDMAN SACHS CAPITAL I, 6.345%, 2/15/34                                          456,000         454,557
     INTERNATIONAL LEASE FIN., 5.625%, 9/20/13                                         750,000         755,825
     JP MORGAN CHASE., 5.247%, 1/12/2043                                               745,000         746,726
     MELLON CAP II, 7.995%, 1/15/27                                                    745,000         778,423
     MERRILL LYNCH MORTGAGE TRUST, 4.218%, 5/12/43                                     815,078         801,390
     PNC FUNDING CORP., 5.125%, 12/14/10                                               670,000         668,647
     RESIDENTIAL CAPITAL CORP., 6.375%, 6/30/10                                        423,000         428,334
     RESONA PFD GLOBAL SECS., 7.191%, 12/29/49                                         430,000         445,768
                                                                                                  -------------
                                                                                                     6,489,136
                                                                                                  -------------

COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.8%
     SMALL BUSINESS ADMIN. PARTICIPATION, 6.07%, 7/01/26                               750,000         782,096
                                                                                                  -------------

ELECTRIC UTILITY                                                            4.3%
     AMERICAN ELECTRIC POWER, 5.375%, 3/15/10                                          445,000         445,414
     CONSTELLATION ENERGY GRP., 6.125%, 9/01/09                                        420,000         429,748
     DPL, INC., 6.875%, 9/01/11                                                        400,000         423,089
     PACIFIC GAS & ELEC., 6.05%, 3/01/34                                               428,000         431,927
     PECO ENERGY TRANSITION TRUST, 6.52%, 12/31/10                                   1,707,000       1,789,328
     TXU CORP. 4.80%, 11/15/09                                                         400,000         391,870
                                                                                                  -------------
                                                                                                     3,911,376
                                                                                                  -------------

ENERGY                                                                      1.0%
     FIRSTENERGY CORP., 6.45%, 11/15/11                                                430,000         449,052
     XTO ENERGY, INC., 5.30%, 6/30/15                                                  485,000         471,260
                                                                                                  -------------
                                                                                                       920,312
                                                                                                  -------------

FINANCIAL SERVICES                                                          6.9%
     AMBAC FINANCIAL GROUP,  INC., 5.95%, 12/05/35                                     445,000         444,650
     CITIGROUP/DEUTSCHE BANK COMM. MORTG., 5.23%, 9/15/20                              895,000         897,272
     CATERPILLAR FINANCIAL SERVICES CORP., 5.05%, 12/01/10                             670,000         668,546
     COUNTRYWIDE FINANCIAL CORP., 6.25%, 5/15/16                                       490,000         498,185
     EKSPORTFINANS A/S, 5.50%, 5/25/16                                                 655,000         675,570
     GENERAL ELECTRIC CAPITAL CORP., 5.0%, 1/08/16                                     347,000         340,412
     HSBC FINANCE CORP., 5.50%, 1/19/16                                                590,000         591,210
     LEHMAN BROTHERS HOLDINGS, 6.625%, 1/18/12                                         425,000         451,215
     MORGAN STANLEY CAPITAL, 4.517%, 1/14/42                                           772,478         763,801
     SOVRISC BV, 4.63%, 10/31/08                                                       930,000         923,020
                                                                                                  -------------
                                                                                                     6,253,881
                                                                                                  -------------

HEALTH CARE                                                                 1.0%
     AETNA, INC., 5.75%, 6/15/11                                                       430,000         437,425
     UNUMPROVIDENT CORP., 7.625%, 3/01/11                                              400,000         427,145
                                                                                                  -------------
                                                                                                       864,570
                                                                                                  -------------

HOTELS AND LODGING                                                          0.5%
     HARRAHS OPERATING CO., INC., 5.625%, 6/01/15                                      443,000         412,462
                                                                                                  -------------

                                                                               % of  Shares or
Security Description                                                    Investments  Par Value           Value
--------------------                                                    -----------  ---------           -----
IMPORT/EXPORT                                                               1.0%
     SWEDISH EXPORT CREDIT, 4.625%, 2/17/09                                            895,000         887,676
                                                                                                  -------------


INSURANCE                                                                   1.0%
     MARSH & MCLENNAN, 7.125%, 6/15/09                                                 445,000         462,417
     METLIFE, INC., 5.0%, 6/15/15                                                      455,000         441,262
                                                                                                  -------------
                                                                                                       903,679
                                                                                                  -------------

MEDICAL EQUIPMENT AND SUPPLIES                                              0.4%
     LABORATORY CORPORATION OF AMERICA, 5.625%, 12/15/15                               385,000         382,783
                                                                                                  -------------

OIL & GAS EQUIPMENT/SERVICES                                                1.1%
     HESS CORP., 6.65%, 8/15/11                                                        400,000         420,146
     CONOCOPHIL AU, 5.50%, 4/15/13                                                     600,000         608,809
                                                                                                  -------------
                                                                                                     1,028,955
                                                                                                  -------------

PRINTING & PUBLISHING                                                       0.3%
     NEWS AMERICA HOLDINGS, 8.15%, 10/17/36                                            227,000         266,833
                                                                                                  -------------

RETAIL STORES                                                               1.3%
     HOME DEPOT, INC., 5.40%, 3/01/16                                                  435,000         432,916
     WAL-MART STORES, 6.875%, 8/10/09                                                  681,000         713,620
                                                                                                  -------------
                                                                                                     1,146,536
                                                                                                  -------------

REAL ESTATE                                                                 1.0%
     ERP OPERATING LP, 5.25%, 9/15/14                                                  456,000         448,768
     ISTAR FINANCIAL SFI, 5.15%, 3/01/12                                               465,000         454,185
                                                                                                  -------------
                                                                                                       902,953
                                                                                                  -------------

TELECOMMUNICATIONS                                                          3.3%
     AT&T CORP., 9.05%,11/15/11                                                        500,000         542,522
     AT&T WIRELESS, 8.125%, 5/1/12                                                     456,000         513,846
     BB&T CAPITAL TRUST, 6.75%, 6/7/36                                                 425,000         456,433
     BRITISH SKY BROADCASTING GROUP, 8.20%, 7/15/09                                    504,000         540,296
     CISCO SYSTEMS, INC., 5.50%, 2/22/16                                               405,000         408,964
     VERIZON COMMUNICATIONS, 5.35%, 2/15/11                                            500,000         501,816
                                                                                                  -------------
                                                                                                     2,963,877
                                                                                                  -------------

TOTAL CORPORATE BONDS                                                                               30,649,376
                                                                                                  -------------

ASSET BACKED SECURITIES - 5.4%
CREDIT CARD                                                                 1.0%
     MBNA CREDIT CARD MASTER NOTE TRUST, 4.30%, 2/15/11                                965,000         952,830
                                                                                                  -------------

FINANCIAL SERVICES                                                          4.4%
     CITIBANK CREDIT CARD INSURANCE TRUST, 5.30%, 3/15/18                              930,000         936,524
     DETROIT EDISON SECURITIZATION FUNDING LLC, 6.19%, 3/1/13                          254,000         263,582
     GE CAPITAL COMMERCIAL MORTGAGE CORP., 4.353%, 6/10/48                             883,000         863,210
     PSE&G TRANSITION FUNDING LLC, 6.45%, 3/15/13                                      734,000         771,317
     VOLKSWAGEN AUTO LOAN ENHANCED TRUST, 4.86%, 2/20/09                             1,115,000       1,110,509
                                                                                                  -------------
                                                                                                     3,945,142
                                                                                                  -------------

TOTAL ASSET BACKED SECURITIES                                                                        4,897,972
                                                                                                  -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
FINANCIAL SERVICES                                                          4.0%
     BEAR STEARNS COMMERCIAL MORTG. SEC., 4.74%, 9/15/42                               745,000         734,829
     BEAR STEARNS COMMERCIAL MORTG. SEC., 5.426%, 9/11/41                              900,000         909,470
     CITIGROUP COMMERCIAL MORTGAGE TRUST, 4.391%, 5/15/43                              811,414         798,709
     LB UBS COMMERCIAL MORTGAGE TRUST, 4.394%, 7/15/30                                 437,260         432,981
     MERRILL LYNCH MORTGAGE TRUST, 5.2447%, 11/12/37                                   745,000         743,505
                                                                                                  -------------
                                                                                                     3,619,494
                                                                                                  -------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                            3,619,494
                                                                                                  -------------

TOTAL FIXED INCOME - 100% (Cost $91,564,540)                                                       $90,792,206
                                                                                                  =============

Activa Schedule of Investments
Value Fund - 9/30/06 (Unaudited)

                                                                             % of        Shares or
Security Description                                                  Investments        Par Value               Value
--------------------                                                  -----------        ---------               -----
MONEY MARKET FUNDS - TAXABLE - 1.3%                                          1.3%
CUSTODIAN CASH SWEEP
     NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                                     1,974,413          $1,974,413
                                                                                                       ----------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost 1,974,413)                                                          1,974,413
                                                                                                       ----------------

US TREASURY BILLS - 0.1%                                                     0.1%
     U.S. TREASURY BILL, 12/07/06                                                          125,000             123,919
                                                                                                       ----------------

TOTAL US TREASURY BILLS (Cost $123,873)                                                                        123,919
                                                                                                       ----------------

COMMON STOCKS - 98.6%
ADVERTISING                                                                  0.5%
     R.H. DONNELLEY CORP.                                                                   12,700             671,830
                                                                                                       ----------------

APPLIANCES & HOUSEHOLD DURABLE                                               0.7%
     WHIRLPOOL CORP.                                                                        11,200             942,032
                                                                                                       ----------------

BANKING                                                                     18.2%
     BANK OF AMERICA CORP.                                                                 143,412           7,682,581
     CITIGROUP, INC.                                                                       151,872           7,543,482
     COMERICA, INC.                                                                         28,060           1,597,175
     INDYMAC BANCORP, INC.                                                                  29,900           1,230,684
     US BANCORP                                                                             76,500           2,541,330
     WACHOVIA CORP.                                                                        105,900           5,909,220
                                                                                                       ----------------
                                                                                                            26,504,472
                                                                                                       ----------------

BIOTECHNOLOGY                                                                1.0%
     MILLENNIUM PHARMACEUTICALS                                                           *149,100           1,483,545
                                                                                                       ----------------

BUSINESS SERVICES                                                            0.9%
     FIRST DATA CORP.                                                                       32,500           1,365,000
                                                                                                       ----------------

CONSTRUCTION - FOREIGN                                                       1.1%
     ACCENTURE LTD.                                                                         51,400           1,629,894
                                                                                                       ----------------

COSMETICS                                                                    2.1%
     KIMBERLY-CLARK CORP.                                                                   47,700           3,117,672
                                                                                                       ----------------

DIVERSIFIED                                                                  0.8%
     PEPCO HOLDINGS, INC.                                                                   48,100           1,162,577
                                                                                                       ----------------

ELECTRIC UTILITY                                                             1.3%
     FIRSTENERGY CORP.                                                                      12,300             687,078
     PINNACLE WEST CAPITAL CORP.                                                           *11,600             522,580
     WESTAR ENERGY, INC.                                                                    29,800             700,598
                                                                                                       ----------------
                                                                                                             1,910,256
                                                                                                       ----------------

ELECTRONICS                                                                  2.3%
     FREESCALE SEMICONDUCTOR CL B                                                          *16,300             619,563
     MOTOROLA, INC.                                                                        109,900           2,747,500
                                                                                                       ----------------
                                                                                                             3,367,063
                                                                                                       ----------------

ENERGY                                                                       2.2%
     PUGET ENERGY, INC.                                                                     36,500             829,645
     XCEL ENERGY, INC.                                                                     114,800           2,370,620
                                                                                                       ----------------
                                                                                                             3,200,265
                                                                                                       ----------------

                                                                             % of        Shares or
Security Description                                                  Investments        Par Value               Value
--------------------                                                  -----------        ---------               -----
ENTERTAINMENT                                                                2.5%
     CBS CORP. CL B                                                                         16,550             466,214
     WALT DISNEY COMPANY                                                                    48,900           1,511,499
     VIACOM, INC. CL B                                                                     *42,950           1,596,881
                                                                                                       ----------------
                                                                                                             3,574,594
                                                                                                       ----------------

FINANCIAL SERVICES                                                           7.1%
     CAPITALSOURCE, INC.                                                                    37,200             960,504
     COUNTRYWIDE CREDIT IND., INC.                                                          54,220           1,899,869
     GOLDMAN SACH GROUP, INC.                                                               20,700           3,501,819
     LEHMAN BROTHERS HOLDING                                                                31,200           2,304,432
     MERRILL LYNCH & CO.                                                                    22,400           1,752,128
                                                                                                       ----------------
                                                                                                            10,418,752
                                                                                                       ----------------

FOOD PROCESSING                                                              1.3%
     GENERAL MILLS, INC.                                                                    33,400           1,890,440
                                                                                                       ----------------

HEALTH CARE                                                                  2.3%
     MCKESSON HBOC, INC.                                                                    55,000           2,899,600
     UNIVERSAL HEALTH SERVICES, INC.                                                         7,400             443,482
                                                                                                       ----------------
                                                                                                             3,343,082
                                                                                                       ----------------

INDUSTRIAL GOODS & SERVICES                                                  0.3%
     COMMERCIAL METALS CO.                                                                  17,800             361,874
                                                                                                       ----------------

INSURANCE                                                                    8.5%
     ASSURANT, INC.                                                                         56,900           3,039,029
     HARTFORD FINANCIAL SERVICES GROUP                                                      25,300           2,194,775
     MBIA, INC.                                                                             23,912           1,469,153
     ST. PAUL COMPANIES                                                                     37,001           1,734,977
     ACE LIMITED                                                                            54,200           2,966,366
     ARCH CAPITAL GROUP LTD.                                                                16,300           1,034,887
                                                                                                       ----------------
                                                                                                            12,439,187
                                                                                                       ----------------

MANUFACTURING - MISCELLANEOUS                                                2.0%
     EATON CORPORATION                                                                       4,300             296,055
     PARKER HANNIFIN CORP.                                                                   9,500             738,435
     3M CO.                                                                                 12,400             922,808
     INGERSOLL-RAND CO. CL A                                                                24,000             911,520
                                                                                                       ----------------
                                                                                                             2,868,818
                                                                                                       ----------------

MEDICAL EQUIPMENT & SUPPLIES                                                 0.3%
     CARDINAL HEALTH, INC.                                                                   7,000             460,180
                                                                                                       ----------------

MERCHANDISING                                                                0.4%
     OMNICOM GROUP COM.                                                                      6,200             580,320
                                                                                                       ----------------

METALS & MINING                                                              1.6%
     ALCOA, INC.                                                                           *54,500           1,528,180
     FREEPORT-MCMORAN COPPER                                                                10,900             580,534
     SOUTHERN COPPER CORP.                                                                   2,800             259,000
                                                                                                       ----------------
                                                                                                             2,367,714
                                                                                                       ----------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                         2.2%
     I.B.M.                                                                                 24,420           2,000,975
     OFFICE DEPOT, INC.                                                                    *16,000             635,200
     PITNEY BOWES, INC.                                                                     13,500             598,995
                                                                                                       ----------------
                                                                                                             3,235,170
                                                                                                       ----------------

OIL & GAS EXPLOR PROD & SER                                                 13.2%
     CHEVRON CORPORATION                                                                    82,819           5,371,640
     CONOCOPHILLIPS                                                                         86,300           5,137,439
     EXXON MOBIL CORP.                                                                      65,964           4,426,184
     HESS CORP.                                                                              8,600             356,212

                                                                             % of        Shares or
Security Description                                                  Investments        Par Value               Value
--------------------                                                  -----------        ---------               -----

     OCCIDENTAL PETROLEUM CORP.                                                             47,600           2,290,036
     PETRO-CANADA                                                                           42,400           1,709,992
                                                                                                       ----------------
                                                                                                            19,291,503
                                                                                                       ----------------

PAPER PRODUCTS                                                               0.3%
     WEYERHAEUSER                                                                            7,171             441,232
                                                                                                       ----------------

PHARMACEUTICALS                                                              3.8%
     ABBOTT LABORATORIES                                                                    71,400           3,467,184
     MERCK & COMPANY, INC.                                                                  50,700           2,124,330
                                                                                                       ----------------
                                                                                                             5,591,514
                                                                                                       ----------------

RAILROADS                                                                    1.5%
     CANADIAN NATIONAL RAILWAY                                                              51,942           2,178,447
                                                                                                       ----------------

REAL ESTATE INVESTMENT TRUST                                                 5.4%
     ARMOR HOLDINGS, INC.                                                                   *9,400             538,902
     BRISTOL-MYERS SQUIBB COMPANY                                                           58,600           1,460,312
     CAMDEN PROPERTY TRUST                                                                  33,900           2,576,739
     DOVER CORPORATION                                                                      15,100             716,344
     THE GAP, INC.                                                                          23,900             452,905
     HRPT PROPERTIES TRUST                                                                  29,700             354,915
     LIMITED BRANDS, INC.                                                                   16,100             426,489
     TXU CORP.                                                                              21,300           1,331,676
                                                                                                       ----------------
                                                                                                             7,858,282
                                                                                                       ----------------

TIRE & RUBBER                                                                0.4%
     GOODYEAR TIRE & RUBBER CO.                                                            *44,100             639,450
                                                                                                       ----------------

TOBACCO                                                                      4.6%
     ALTRIA GROUP, INC.                                                                     52,825           4,043,754
     CAROLINA GROUP                                                                         21,300           1,179,807
     REYNOLDS AMERICAN, INC.                                                               *23,900           1,481,083
                                                                                                       ----------------
                                                                                                             6,704,644
                                                                                                       ----------------

TRANSPORTATION & SHIPPING                                                    0.9%
     UNITED PARCEL SERVICE, INC.                                                            17,400           1,251,756
                                                                                                       ----------------

TELECOMMUNICATIONS                                                           8.9%
     AT&T, INC.                                                                            192,300           6,261,288
     BELL SOUTH                                                                             70,800           3,026,700
     CENTURYTEL, INC.                                                                       18,200             721,994
     COMCAST CORP.  NEW CL A                                                               *53,200           1,960,420
     QWEST COMMUNICATIONS INTERNATIONAL, INC.                                              *36,100             314,792
     SPRINT NEXTEL CORP.                                                                    45,632             782,589
                                                                                                       ----------------
                                                                                                            13,067,783
                                                                                                       ----------------

TOTAL COMMON STOCKS - (Cost $124,581,161)                                                                  143,919,348
                                                                                                       ----------------

TOTAL INVESTMENTS - 100% (Cost $126,679,447)                                                              $146,017,680
                                                                                                       ================


*Non-dividend producing as of September 30, 2006

At September 30, 2006, the Fund's open future contracts were as follows:

Number of                              Opening                              Face                                Market
Contracts                          Contract Type                           Amount                                Value
-----------------------------------------------------------------------------------------------------------------------
   21                 Standard & Poor's 500 Emini Future, 12/15/06        $1,382,259                        $1,412,670



Activa Schedule of Investments
Growth Fund - 9/30/06 (Unaudited)


                                                                     % of         Shares or
Security Description                                          Investments         Par Value               Value
--------------------                                          -----------         ---------               -----
MONEY MARKET FUNDS - TAXABLE - 0.6%                                  0.6%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                               150,556            $150,556
                                                                                                 ---------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $150,556)                                                      150,556
                                                                                                 ---------------

COMMON STOCKS - 99.4%
AEROSPACE                                                            8.4%
      BOEING CORP.                                                                    2,700             212,895
      HONEYWELL INTERNATIONAL, INC.                                                  25,500           1,042,950
      UNITED TECHNOLOGIES                                                            12,100             766,535
                                                                                                 ---------------
                                                                                                      2,022,380
                                                                                                 ---------------

APPAREL                                                              1.5%
      POLO RALPH LAUREN CORPORATION                                                   5,700             368,733
                                                                                                 ---------------

BEVERAGES - DOMESTIC                                                 2.4%
      PEPSICO, INC.                                                                   9,000             587,340
                                                                                                 ---------------

BIOTECHNOLOGY                                                        1.0%
      GENENTECH, INC.                                                                 2,900             239,830
                                                                                                 ---------------

COMMUNICATIONS EQUIPMENT                                             3.1%
      AMERICAN TOWER CORPORATION                                                     *5,928             216,372
      NII HOLDINGS, INC.                                                             *8,312             516,674
                                                                                                 ---------------
                                                                                                        733,046
                                                                                                 ---------------

COMPUTER SOFTWARE                                                    2.9%
      ADOBE SYSTEMS, INC.                                                           *12,400             464,380
      ORACLE CORP.                                                                   13,300             235,942
                                                                                                 ---------------
                                                                                                        700,322
                                                                                                 ---------------

COMPUTERS                                                            3.0%
      CISCO SYSTEMS, INC.                                                            26,000             598,000
      SUN MICROSYSTEMS, INC.                                                        *23,800             118,286
                                                                                                 ---------------
                                                                                                        716,286
                                                                                                 ---------------

DRUGS                                                                1.1%
      NOVARTIS AG - ADR                                                               4,510             263,564
                                                                                                 ---------------

DEFENSE                                                              1.5%
      GENERAL DYNAMICS                                                                5,000             358,350
                                                                                                 ---------------

DIVERSIFIED                                                          2.0%
      TEXTRON, INC.                                                                   5,600             490,000
                                                                                                 ---------------

ELECTRIC UTILITY                                                     3.1%
      CONSOL ENERGY, INC.                                                            16,200             514,026
      GENERAL ELECTRIC & CO.                                                          6,800             240,040
                                                                                                 ---------------
                                                                                                        754,066
                                                                                                 ---------------
ELECTRONICS                                                          5.5%

                                                                     % of         Shares or
Security Description                                          Investments         Par Value               Value
--------------------                                          -----------         ---------               -----
      EMC CORP/MASS                                                                 *30,585             366,408
      HARMAN INTERNATIONAL INDUSTRIES                                                 2,500             208,600
      PMC - SIERRA, INC.                                                            *26,700             158,598
      ROCKWELL INTERNATIONAL CORP.                                                    5,000             290,500
      TEXAS INSTRUMENTS, INC.                                                         7,400             246,050
      MARVELL TECHNOLOGY GROUP LTD.                                                  *3,000              58,110
                                                                                                 ---------------
                                                                                                      1,328,266
                                                                                                 ---------------

ENERGY                                                               0.8%
      WEATHERFORD INTERNATIONAL LTD.                                                 *4,500             187,740
                                                                                                 ---------------

FINANCIAL SERVICES                                                  13.9%
      AMERICAN EXPRESS COMPANY                                                       16,040             899,523
      CHICAGO MERCANTILE EXCHANGE                                                       625             298,906
      GOLDMAN SACH GROUP, INC.                                                        3,300             558,261
      MORGAN STANLEY DEAN WITTER DISCOVERY                                            3,500             255,185
      SLM CORP.                                                                       9,300             483,414
      CONSUMER STAPLES SELECT SECTOR SPDR FUND                                       33,900             860,382
                                                                                                 ---------------
                                                                                                      3,355,671
                                                                                                 ---------------

FOOD PRODUCTS                                                        1.0%
      WHOLE FOODS MARKET, INC.                                                        3,900             231,777
                                                                                                 ---------------

HOTELS & LODGING                                                     1.1%
      HILTON HOTELS CORPORATION                                                       9,300             259,005
                                                                                                 ---------------

INDUSTRIAL GOODS & SERVICES                                          3.4%
      CORNING, INC.                                                                 *33,200             810,412
                                                                                                 ---------------

INSURANCE                                                            0.9%
      AMERICAN INTERNATIONAL GROUP                                                    3,200             212,032
                                                                                                 ---------------

INTERNET CONTENT                                                     3.4%
      GOOGLE, INC. CL A                                                              *2,051             824,297
                                                                                                 ---------------

MACHINERY & EQUIPMENT                                                1.6%
      COOPERS INDUSTRIES, INC.                                                        4,592             391,330
                                                                                                 ---------------

MANUFACTURING-CAPITAL GOODS                                          2.0%
      DANAHER CORP.                                                                   7,100             487,557
                                                                                                 ---------------

MEDICAL EQUIPMENT & SUPPLIES                                         5.2%
      ADVANCED MEDICAL OPTICS, INC.                                                  *1,108              43,821
      ALLERGAN, INC.                                                                  4,255             479,156
      ASTRAZENECA ADR                                                                 6,000             375,000
      JOHNSON & JOHNSON                                                               5,410             351,325
                                                                                                 ---------------
                                                                                                      1,249,302
                                                                                                 ---------------

NATURAL RESOURCES                                                    0.6%
      MASSEY ENERGY CO.                                                               6,900             144,486
                                                                                                 ---------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                 5.1%
      APPLE COMPUTER                                                                 *6,616             509,631
      HEWLETT PACKARD                                                                19,600             719,124
                                                                                                 ---------------
                                                                                                      1,228,755
                                                                                                 ---------------

                                                                     % of         Shares or
Security Description                                          Investments         Par Value               Value
--------------------                                          -----------         ---------               -----

OIL & GAS EXPLOR PROD & SER                                          2.9%
      SCHLUMBERGER LTD.                                                               7,200             446,616
      GLOBALSANTAFE CORP.                                                             4,884             244,151
                                                                                                 ---------------
                                                                                                        690,767
                                                                                                 ---------------

PHARMACEUTICALS                                                     11.0%
      AMYLIN PHARMACEUTICALS, INC.                                                   *5,500             242,385
      CAREMARK RX, INC.                                                              *4,600             260,682
      GENZYME CORPORATION                                                            *5,800             391,326
      ELI LILLY & CO.                                                                 4,200             239,400
      MEDCO HEALTH SOLUTIONS                                                         *6,369             382,841
      MERCK & COMPANY, INC.                                                          15,700             657,830
      MONSANTO COMPANY                                                                9,884             464,647
                                                                                                 ---------------
                                                                                                      2,639,111
                                                                                                 ---------------

RETAIL STORES                                                        5.5%
      CVS CORP.                                                                      17,100             549,252
      STAPLES, INC.                                                                  15,550             378,332
      WALGREEN CO.                                                                    8,747             388,279
                                                                                                 ---------------
                                                                                                      1,315,863
                                                                                                 ---------------

TECHNOLOGY-SOFTWARE                                                  2.1%
      SALESFORCE.COM, INC.                                                          *13,800             495,144
                                                                                                 ---------------

TELECOMMUNICATIONS                                                   3.4%
      AT&T, INC.                                                                     14,200             462,352
      COGNIZANT TECHNOLOGY SOLUTIONS CORPORATIONS                                    *4,700             348,082
                                                                                                 ---------------
                                                                                                        810,434
                                                                                                 ---------------

TOTAL COMMON STOCKS (Cost $21,270,651)                                                               23,895,866
                                                                                                 ---------------

WARRANTS - 0.0%                                                      0.0%
      LUCENT TECH WARRANT EXPIRES 12/10/07                                             *514                  98
                                                                                                 ---------------

TOTAL WARRANTS (Cost $0.00)                                                                                  98
                                                                                                 ---------------

TOTAL INVESTMENTS - 100% (Cost $21,421,207)                                                         $24,046,520
                                                                                                 ===============


*Non-dividend producing as of September 30, 2006

Activa Schedule of Investments
International Fund - 9/30/06 (Unaudited)

                                                                              % of        Shares or
Security Description                                                   Investments        Par Value             Value
--------------------                                                   -----------        ---------             -----
MONEY MARKET FUNDS - TAXABLE - 5.5%                                           5.5%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                                     2,113,640        $2,113,640
                                                                                                        --------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $2,113,640)                                                        2,113,640
                                                                                                        --------------

COMMON STOCKS - 94.5%
AEROSPACE                                                                     2.2%
      THALES SA                                                                              19,000           842,908
                                                                                                        --------------

APPAREL                                                                       1.1%
      WACOAL HOLDINGS CORPORATION                                                            33,000           415,748
                                                                                                        --------------

BREWERY                                                                       2.0%
      KIRIN BREWERY CO. LTD.                                                                 57,000           761,062
                                                                                                        --------------

CABLE TV                                                                      3.2%
      PREMIERE AG                                                                           *94,600         1,253,401
                                                                                                        --------------

COAL                                                                          1.0%
      XSTRATA PLC                                                                             9,400           388,382
                                                                                                        --------------

CONSTRUCTION - FOREIGN                                                        1.0%
      TECHNIP-COFLEXIP SA                                                                     7,000           397,789
                                                                                                        --------------

CONSUMER GOODS & SERVICES                                                     3.4%
      FUJI PHOTO FILM                                                                        36,100         1,317,340
                                                                                                        --------------

COSMETICS                                                                     1.9%
      SHISEIDO LTD. ORD                                                                      38,000           759,292
                                                                                                        --------------

DRUGS                                                                         2.1%
      DAIICHI SANKYO CO. LTD.                                                                28,500           808,357
                                                                                                        --------------

ELECTRIC UTILITY                                                              4.9%
      KOREA ELECTRIC POWER CORP. - SPON. ADR                                                 36,000           703,800
      ENEL SPA                                                                              132,900         1,212,379
                                                                                                        --------------
                                                                                                            1,916,179
                                                                                                        --------------

ELECTRONICS                                                                   2.1%
      NEC ELECTRONICS CORPORATION                                                           *23,900           821,556
                                                                                                        --------------

ENERGY                                                                        1.9%
      SUNCOR ENERGY, INC.                                                                    10,090           726,984
                                                                                                        --------------

FINANCIAL SERVICES                                                            3.9%
      PROMISE CO. LTD.                                                                        7,300           290,492
      TAKEFUJI CORP.                                                                         26,500         1,216,070
                                                                                                        --------------
                                                                                                            1,506,562
                                                                                                        --------------

FOOD PRODUCTS                                                                 2.4%
      J SAINSBURY PLC                                                                       131,200           922,300
                                                                                                        --------------

FOREST PRODUCTS                                                               3.1%
      STORA ENSO OYJ 'R' SHRS (FIN)                                                          78,300         1,187,341
                                                                                                        --------------


                                                                              % of        Shares or
Security Description                                                   Investments        Par Value             Value
--------------------                                                   -----------        ---------             -----

HOME BUILDERS                                                                 0.7%
      SEKISUI HOUSE LTD.                                                                     19,000           287,469
                                                                                                        --------------

MANUFACTURING-CAPITAL GOODS                                                   3.1%
      MAGNA INTERNATIONAL, INC. CL A                                                         16,200         1,183,086
                                                                                                        --------------

MATERIALS                                                                     1.9%
      ALUMINA LTD.                                                                          158,800           732,413
                                                                                                        --------------

METALS & MINING                                                               9.1%
      ANGLOGOLD ASHANTI - SPON. ADR                                                          24,600           928,404
      LONMIN PLC                                                                             23,550         1,128,210
      IVANHOE MINES LTD.                                                                    *71,150           445,399
      NEWCREST MINING LIMITED                                                               *26,600           445,943
      APEX SILER MINES LTD.                                                                 *34,400           573,104
                                                                                                        --------------
                                                                                                            3,521,060
                                                                                                        --------------

MINERALS                                                                      3.0%
      ANGLO AMERICAN                                                                        *17,500           731,569
      LIHIR GOLD LIMITED                                                                   *207,700           447,249
                                                                                                        --------------
                                                                                                            1,178,818
                                                                                                        --------------

NATURAL RESOURCES                                                             2.1%
      AREVA - CI                                                                              1,330           807,062
                                                                                                        --------------

OIL & GAS EXPLOR PROD & SER                                                   6.9%
      ENTE NAZIONALE IDROC (ITL)                                                             25,400           752,619
      ROYAL DUTCH SHELL ADR-B                                                                17,185         1,175,110
      TOTAL NEW                                                                              11,500           754,555
                                                                                                        --------------
                                                                                                            2,682,284
                                                                                                        --------------

PRINTING & PUBLISHING                                                         3.1%
      DAI NIPPON PRINTING CO., LTD.                                                          77,000         1,188,477
                                                                                                        --------------

PRECIOUS METALS                                                               4.6%
      BARRICK GOLD CORP.                                                                    *57,763         1,774,479
                                                                                                        --------------

TECHNOLOGY-SOFTWARE                                                           2.1%
       MISYS PLC                                                                           *189,200           801,380
                                                                                                        --------------

TELECOMMUNICATIONS                                                           19.5%
      CHUNGHWA TELECOM CO. ADR                                                              *92,797         1,606,323
      KT CORPORATION                                                                         53,810         1,155,301
      NIPPON TELEGRAPH & TELEPHONE CORP. ADR                                                 31,300           767,789
      TELECOM ITALIA                                                                        647,550         1,559,946
      BELGACOM SA                                                                            31,400         1,223,816
      VODAFONE                                                                              538,806         1,233,133
                                                                                                        --------------
                                                                                                            7,546,308
                                                                                                        --------------

WATER UTILITY                                                                 2.2%
      UNITED UTILITIES                                                                       64,750           855,196
                                                                                                        --------------

TOTAL COMMON STOCKS (Cost $34,268,120)                                                                     36,583,233
                                                                                                        --------------

TOTAL INVESTMENTS - 100% (Cost $36,381,760)                                                               $38,696,873
                                                                                                        ==============


*Non-dividend producing as of September 30, 2006

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Activa Mutual Fund Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date     November 6, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.